SHAREHOLDERS' EQUITY - Schedule of stock option activity and related information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year	7,778,108
Options, Granted	585,000
Options, Exercised	(920,253)
Options, Forfeited	(209,811)
Outstanding at December 31	7,233,044
Options, Exercisable at December 31	5,902,708
Weighted average exercise price, Outstanding at beginning of year	$ 115.05
Weighted average exercise price, Granted	131.9
Weighted average exercise price, Exercised	110.12
Weighted average exercise price, Forfeited	127.22
Weighted average exercise price, Outstanding at December 31, 2022	117.5
Weighted average exercise price, Exercisable at December 31, 2022	$ 115.74
Aggregate intrinsic value, Outstanding	$ 255.3	$ 82.5
Aggregate intrinsic value, Exercisable as of December 31, 2022	$ 218.7